Lease Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Lease Liabilities

13.	Lease Liabilities

The Company’s facilities are leased under a number of leases, all of which have been classified as operating leases in accordance with ASC 842, Leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

The Company used an incremental borrowing rate between 12% to 15%. Total future payments under lease agreements are further disclosed in Note 14 – Financial Instruments and Financial Risk Management.

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2025	$105,273
2026	427,828
2027	437,483
2028	374,218
2029	236,577
Thereafter	2,118,968

Total Future Minimum Lease Payments	$3,700,347

Less: Interest	(1,843,116)

Present Value of Lease Liabilities	1,857,231

Less: Current Portion of Lease Liabilities	(151,638)

Lease Liabilities, Net of Current Portion	$1,705,593

16.	Lease Liabilities

The Company’s facilities are leased under a number of leases, all of which have been classified as operating leases in accordance with ASC 842, Leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

The Company used an incremental borrowing rate between 12% to 15%. Total future payments under lease agreements are further disclosed in Note 18 – Financial Instruments and Financial Risk Management.

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2025	$689,333
2026	729,898
2027	543,635
2028	445,924
2029	236,577
Thereafter	2,118,968

Total Future Minimum Lease Payments	$4,764,335

Less: Interest	(2,178,856)

Present Value of Lease Liabilities	2,585,479

Less: Current Portion of Lease Liabilities	(302,736)

Lease Liabilities, Net of Current Portion	$2,282,743

Finance Liability

In June 2019, the Company sold and subsequently leased back equipment with third parties resulting in total gross proceeds of approximately $2,130,000, fees of $153,800 as well as warrants issued to the lessor for the lease of equipment. The Company determined that this sale did not qualify as a sale under ASC 606, “Revenue Contracts with Customers”, due to prohibited continuous involvement in the assets sold by the Company. Accordingly, the “sold” assets remained within equipment for the duration of the lease and a finance liability equal to the amount of the proceeds received, less fees and the fair value of the warrants issued, was recorded as a finance liability on the consolidated balance sheets. See “Note 20 – Share Capital” for further discussion on the warrants issued.

The finance liability was paid in full during the year ended December 31, 2023. A reconciliation of the beginning and ending balance of the finance liability for the year ended December 31, 2023, is as follows:

Balance as of beginning of period	$373,070
Interest expense accrual	105,483
Payment of principal and interest	(478,553)
Balance as of end of period	-
Less unamortized discount	-
Finance liability, net of discount	-
Less current portion of lease liabilities	-
Finance liability, net of current and discount	$-

The weighted average discount rate applied to the finance leases for the year ended December 31, 2023 was 33.03%.